Equity - Schedule of the Equity Instrument (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2023 USD ($)
Disclosure of classes of share capital [line items]
Total	$ 3,658	$ 3,658
4.8% AT1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Face value	$ 500		$ 500
Interest rate (%)	4.80%
Redeemable at our option	Aug. 31, 2024
Total	$ 658	658
4.3% Series 1 LRCNs [member]
Disclosure of classes of share capital [line items]
Face value	$ 1,250
Interest rate (%)	4.30%
Redeemable at our option	Nov. 30, 2025
Total	$ 1,250	1,250
5.625% Series 2 LRCNs [member]
Disclosure of classes of share capital [line items]
Face value	$ 750
Interest rate (%)	5.625%
Redeemable at our option	May 31, 2027
Total	$ 750	750
7.325% Series 3 LRCNs [member]
Disclosure of classes of share capital [line items]
Face value	$ 1,000
Interest rate (%)	7.325%
Redeemable at our option	Nov. 30, 2027
Total	$ 1,000	$ 1,000